Summary of Significant Accounting Policies (Detail) - Schedule of earnings per share, basic and diluted (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Net income (in Dollars)	$ 1,243,893	$ 1,681,589	$ 3,647,515	$ 3,266,657	$ 5,365,165	$ 4,203,009
Weighted average shares outstanding – basic	18,518,089	16,431,723	18,460,955	13,451,350	14,506,915	9,685,000
Effect of dilutive securities:
Unexercised warrants	191,507	210,092	191,937	70,800	190,291	0
Weighted average shares outstanding – diluted	18,709,596	16,641,815	18,652,892	13,522,150	14,697,206	9,685,000
Earnings (loss) per share – basic (in Dollars per share)	$ 0.07	$ 0.10	$ 0.20	$ 0.24	$ 0.37	$ 0.43
Earnings (loss) per share – diluted (in Dollars per share)	$ 0.07	$ 0.10	$ 0.20	$ 0.24	$ 0.37	$ 0.43